General Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
General Information
1.	General Information
The consolidated financial statements as of December 31, 202
0
include the accounts of KT Corporation, which is the controlling company as defined under IFRS 10, Consolidated Financial Statements, and its 64 controlled subsidiaries as described in Note 1.2 (collectively referred to as the “Group”).

1.1	The Controlling Company
KT Corporation (the “Controlling Company”) commenced operations on January 1, 1982, when it spun off from the Korea Communications Commission (formerly the Korean Ministry of Information and Communications) to provide telephone services and to engage in the development of advanced communications services under the Act of Telecommunications of Korea. The headquarters are located in Seongnam City, Gyeonggi Province, Republic of Korea, and the address of its registered head office is 90,
Buljeong-ro,
Bundang-gu,
Seongnam City, Gyeonggi Province.
On October 1, 1997, upon the announcement of the Government-Investment Enterprises Management Basic Act and the Privatization Law, the Controlling Company became a government-funded institution under the Commercial Code of Korea.
On December 23, 1998, the Controlling Company’s shares were listed on the Korea Exchange.
On May 29, 1999, the Controlling Company issued 24,282,195 additional shares and issued American Depository Shares (ADS), representing new shares and 20,813,311 government-owned shares, at the New York Stock Exchange. On July 2, 2001, the additional ADS representing 55,502,161 government-owned shares were issued at the New York Stock Exchange.
In 2002, the Controlling Company acquired the entire government-owned shares in accordance with the Korean government’s privatization plan. As at the end of the reporting period, the Korean government does not own any share in the Controlling Company.

1.2	Consolidated Subsidiaries
The consolidated subsidiaries as at December 31, 2019 and 2020, are as follows:

			Controlling percentage ownership 1
Subsidiary	Type of business	Location	December 31, 2019	December 31, 2020	Closing month
KT Powertel Co., Ltd. 2	Trunk Radio System (TRS) business	Korea	44.8%	44.8%	December
KT Linkus Co., Ltd.	Public telephone maintenance	Korea	92.4%	92.4%	December
KT Submarine Co., Ltd. 2,4	Submarine cable construction and maintenance	Korea	39.3%	39.3%	December
KT Telecop Co., Ltd.	Security service	Korea	86.8%	86.8%	December
KT Hitel Co., Ltd.	Data communication	Korea	67.1%	67.1%	December
KT Service Bukbu Co., Ltd.	Opening services of fixed line	Korea	67.3%	67.3%	December
KT Service Nambu Co., Ltd.	Opening services of fixed line	Korea	77.3%	77.3%	December
KT Commerce Inc.	B2C, B2B service	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.2	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.3	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.4	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.5	Investment fund	Korea	100.0%	100.0%	December
BC-VP Strategic Investment Fund No.1	Investment fund	Korea	100.0%	100.0%	December
BC Card Co., Ltd.	Credit card business	Korea	69.5%	69.5%	December
VP Inc.	Payment security service for credit card, others	Korea	50.9%	50.9%	December
H&C Network	Call centre for financial sectors	Korea	100.0%	100.0%	December
BC Card China Co., Ltd.	Software development and data processing	China	100.0%	100.0%	December
INITECH Co., Ltd. 4	Internet banking ASP and security solutions	Korea	58.2%	58.2%	December
Smartro Co., Ltd.	VAN (Value Added Network) business	Korea	64.5%	64.5%	December
KTDS Co., Ltd. 4	System integration and maintenance	Korea	95.5%	95.5%	December
KT M Hows Co., Ltd.	Mobile marketing	Korea	90.0%	90.0%	December
KT M&S Co., Ltd.	PCS distribution	Korea	100.0%	100.0%	December
GENIE Music Corporation (KT Music Corporation) 2,4	Online music production and distribution	Korea	36.0%	36.2%	December
KT MOS Bukbu Co., Ltd. 4	Telecommunication facility maintenance	Korea	100.0%	100.0%	December
KT MOS Nambu Co., Ltd. 4	Telecommunication facility maintenance	Korea	98.4%	98.4%	December
KT Skylife Co., Ltd. 4	Satellite broadcasting business	Korea	50.3%	50.3%	December
Skylife TV Co., Ltd.	TV contents provider	Korea	92.6%	92.6%	December
KT Estate Inc.	Residential building development and supply	Korea	100.0%	100.0%	December
KT AMC Co., Ltd.	Asset management and consulting services	Korea	100.0%	100.0%	December
NEXR Co., Ltd.	Cloud system implementation	Korea	100.0%	100.0%	December
KTGDH Co., Ltd. (KTSB Data Service)	Data centre development and related service	Korea	100.0%	100.0%	December
KT Sat Co., Ltd.	Satellite communication business	Korea	100.0%	100.0%	December
Nasmedia Co., Ltd. 3,4	Solution provider and IPTV advertisement sales business	Korea	44.0%	44.0%	December
KT Sports Co., Ltd.	Management of sports group	Korea	100.0%	100.0%	December
KT Music Contents Fund No.1	Music contents investment business	Korea	80.0%	80.0%	December
KT Music Contents Fund No.2	Music contents investment business	Korea	100.0%	100.0%	December
KT-Michigan Global Contents Fund	Content investment business	Korea	88.6%	88.6%	December
Autopion Co., Ltd.	Information and communication service	Korea	100.0%	100.0%	December
KTCS Corporation 2,4	Database and online information provider	Korea	30.9%	31.9%	December
KTIS Corporation 2,4	Database and online information provider	Korea	30.1%	30.8%	December
KT M Mobile Co., Ltd.	Special category telecommunications operator and sales of communication device	Korea	100.0%	100.0%	December
KT Investment Co., Ltd.	Technology business finance	Korea	100.0%	100.0%	December
Whowho&Company Co., Ltd.	Software development and supply	Korea	100.0%	100.0%	December
PlayD Co., Ltd. (N Search Marketing Co., Ltd.)	Advertising agency	Korea	100.0%	70.4%	December
Next Connect PFV	Residential building development and supply	Korea	100.0%	100.0%	December
KT Rwanda Networks Ltd.	Network installation and management	Rwanda	51.0%	51.0%	December
AOS Ltd.	System integration and maintenance	Rwanda	51.0%	51.0%	December
KT Belgium	Foreign investment business	Belgium	100.0%	100.0%	December
Korea Telecom Japan Co., Ltd.	Foreign telecommunication business	Japan	100.0%	100.0%	December
KBTO sp.z o.o.	Electronic communication business	Poland	97.2%	97.4%	December
Korea Telecom China Co., Ltd.	Foreign telecommunication business	China	100.0%	100.0%	December
KT Dutch B.V.	Super iMax and East Telecom management	Netherlands	100.0%	100.0%	December
East Telecom LLC	Fixed line telecommunication business	Uzbekistan	91.0%	91.6%	December
Korea Telecom America, Inc.	Foreign telecommunication business	USA	100.0%	100.0%	December
PT. BC Card Asia Pacific	Software development and supply	Indonesia	99.9%	99.9%	December
KT Hong Kong Telecommunications Co., Ltd.	Fixed line communication business	Hong Kong	100.0%	100.0%	December
Korea Telecom Singapore Pte. Ltd.	Foreign investment business	Singapore	100.0%	100.0%	December
Texnoprosistem LLC	Fixed line internet business	Uzbekistan	100.0%	100.0%	December
Nasmedia Thailand Co., Ltd.	Internet advertising solution provider	Thailand	99.9%	99.9%	December
KT Huimangjieum	Manufacturing	Korea	100.0%	100.0%	December
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.	Residential building investment and rent	Korea	63.5%	68.1%	December
K-REALTY RENTAL HOUSING REIT 3	Residential building	Korea	100.0%	88.6%	December
Storywiz Co., Ltd	Content and software development and supply	Korea	—	100.0%	December
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)	Telecommunication facility construction and maintenance	Korea	—	100.0%	December

1	Sum of the ownership interests owned by the Controlling Company and subsidiaries.
2
Although the Controlling Company owns less than 50% ownership in this entity, this entity is consolidated as the Controlling Company can exercise the majority voting rights in its decision-making process at all times considering the historical voting pattern at the shareholders’ meetings.

3
Although the Controlling Company owns less than 50% ownership in this entity, this entity is consolidated as the Controlling Company holds the majority of voting right based on an agreement with other investors.

4	The number of subsidiaries’ treasury stock is deducted from the total number of shares when calculating the controlling percentage ownership.

Changes in scope of consolidation in 2020 are as follows:

Changes	Location	Name of Subsidiary	Reason
Included	Korea	Storywiz Co., Ltd	Newly established
	Korea	KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)	Transferred
Excluded	Uzbekistan	Super iMax LLC	Merged
	Indonesia	PT. KT Indonesia	Liquidated
	Belgium	KT ORS Belgium	Liquidated
Summarized information for consolidated subsidiaries as at and for the years ended December 31, 2018, 2019 and 2020, is as follows:

(In millions of Korean won)	2018
	Total assets		Total liabilities		Operating revenue		Profit (loss) for the year
KT Powertel Co., Ltd.	￦	124,064	￦	28,217	￦	65,620	￦	(5,545)
KT Linkus Co., Ltd.		54,147		44,895		106,337		1,216
KT Submarine Co., Ltd.		130,715		27,530		61,652		(4,286)
KT Telecop Co., Ltd.		272,492		140,314		328,262		166
KT Hitel Co., Ltd.		272,708		66,043		279,117		657
KT Service Bukbu Co., Ltd.		30,599		23,964		195,961		(31)
KT Service Nambu Co., Ltd.		37,452		27,939		230,088		160
BC Card Co., Ltd. 1		3,722,379		2,630,536		3,551,715		70,889
H&C Network 1		245,841		63,188		297,470		(15,944)
Nasmedia Co., Ltd. 1		303,112		161,164		106,805		20,596
KTDS Co., Ltd. 1		148,675		95,834		434,302		8,586
KT M Hows Co., Ltd.		60,197		42,386		26,673		3,691
KT M&S Co., Ltd.		228,073		207,740		791,652		11,408
GENIE Music Corporation (KT Music Corporation)		221,559		75,827		171,314		6,374
KT MOS Bukbu Co., Ltd.		14,121		10,571		16,543		(782)
KT MOS Nambu Co., Ltd.		14,313		8,927		14,941		(2,418)
KT Skylife Co., Ltd. 1		816,001		149,841		694,059		52,010
KT Estate Inc. 1		1,695,995		304,712		569,269		51,854
KTGDH Co., Ltd. (KTSB Data service)		8,632		523		4,627		(9,576)
KT Sat Co., Ltd.		685,926		173,513		137,186		4,921
KT Sports Co., Ltd.		9,560		6,376		55,565		(154)
KT Music Contents Fund No.1		14,092		1,035		559		294
KT Music Contents Fund No.2		7,629		281		150		(142)
KT-Michigan Global Content Fund		12,741		—		869		(670)
Autopion Co., Ltd.		8,838		5,801		12,035		453
KT M mobile Co., Ltd.		146,334		35,335		172,674		(10,085)
KT Investment Co., Ltd. 1		74,580		58,040		8,095		247
KTCS Corporation 1		350,280		188,561		1,019,787		11,401
KTIS Corporation		229,246		68,997		451,532		7,900
Next connect PFV		385,769		34,370		143		(12,449)
Korea Telecom Japan Co., Ltd. 1		1,326		2,910		1,965		(126)
Korea Telecom China Co., Ltd.		661		22		681		10
KT Dutch B.V.		31,693		41		191		105
Super iMax LLC		4,150		4,528		4,845		(424)
East Telecom LLC 1		16,590		14,263		15,087		2,639
Korea Telecom America, Inc.		4,218		832		7,554		350
PT. KT Indonesia		8		—		—		—
KT Rwanda Networks Ltd. 2		144,129		162,801		15,150		(29,238)
KT Belgium		90,172		1		29		(43)
KT ORS Belgium		6,709		5		—		(46)
KBTO sp.zo.o.		1,364		217		202		(3,771)
AOS Ltd. 2		14,018		4,952		6,300		(680)
KT Hongkong Telecommunications Co., Ltd.		3,616		2,143		9,990		351

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	At the end of the reporting period, convertible preferred stock issued by subsidiaries is included in liabilities.

(In millions of Korean won)	2019
	Total assets		Total liabilities		Operating revenue		Profit (loss) for the year
KT Powertel Co., Ltd.	￦	118,052	￦	19,766	￦	62,846	￦	3,085
KT Linkus Co., Ltd.		70,494		62,088		97,892		(2,258)
KT Submarine Co., Ltd.		120,947		18,452		55,244		486
KT Telecop Co., Ltd.		279,878		153,841		332,063		(4,875)
KT Hitel Co., Ltd.		279,818		74,769		323,065		1,426
KT Service Bukbu Co., Ltd.		64,802		58,984		219,427		(445)
KT Service Nambu Co., Ltd.		63,917		55,548		266,148		280
BC Card Co., Ltd. 1		3,912,982		2,594,232		3,553,008		115,885
H&C Network 1		282,016		68,401		320,701		(1,593)
Nasmedia Co., Ltd. 1		356,236		203,105		117,550		22,484
KTDS Co., Ltd. 1		158,153		105,462		428,758		9,027
KT M Hows Co., Ltd.		74,326		50,638		33,443		6,771
KT M&S Co., Ltd.		248,142		215,777		813,498		12,732
GENIE Music Corporation (KT Music Corporation)		234,131		80,952		230,480		7,658
KT MOS Bukbu Co., Ltd.		33,376		28,841		63,761		353
KT MOS Nambu Co., Ltd.		34,258		26,722		67,300		3,099
KT Skylife Co., Ltd. 1		848,276		142,839		704,996		56,008
KT Estate Inc. 1		1,686,000		295,706		485,686		48,552
KTGDH Co., Ltd. (KTSB Data service)		10,437		1,628		3,977		344
KT Sat Co., Ltd.		651,195		127,523		168,376		16,497
KT Sports Co., Ltd.		15,603		8,333		55,241		(464)
KT Music Contents Fund No.1		10,579		1,677		521		345
KT Music Contents Fund No.2		7,675		279		331		48
KT-Michigan Global Content Fund		11,688		61		248		(1,113)
Autopion Co., Ltd.		7,460		4,894		5,604		(302)
KT M mobile Co., Ltd.		135,917		30,603		161,720		(5,580)
KT Investment Co., Ltd. 1		73,463		56,212		13,375		847
KTCS Corporation 1		378,171		213,983		944,778		7,597
KTIS Corporation		305,798		137,524		454,561		9,205
Next connect PFV		385,412		24,275		1,590		(5,898)
Korea Telecom Japan Co., Ltd. 1		1,851		2,858		2,891		651
Korea Telecom China Co., Ltd.		879		39		844		192
KT Dutch B.V.		31,003		50		—		(242)
Super iMax LLC		3,568		5,304		4,604		(631)
East Telecom LLC 1		20,857		16,302		17,186		2,140
Korea Telecom America, Inc.		4,611		537		6,808		572
PT. KT Indonesia		8		—		—		—
KT Rwanda Networks Ltd. 2		132,461		183,164		18,013		(31,662)
KT Belgium		93,321		11		—		(64)
KT ORS Belgium		6,913		14		—		(43)
KBTO sp.zo.o.		1,767		245		519		(3,457)
AOS Ltd. 2		12,337		3,993		6,982		(591)
KT Hongkong Telecommunications Co., Ltd.		5,126		2,923		13,321		586
KT Huimangjieum		2,129		1,019		1,027		(390)
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.		6,285		1,139		176		70
K-REALTY RENTAL HOUSING REIT 3		300		—		—		—

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	At the end of the reporting period, convertible preferred stock issued by subsidiaries is included in liabilities.

( I n millions of Korean won)	2020
	Total assets		Total liabilities		Operating revenues		Profit (loss) for the year
KT Powertel Co., Ltd.	￦	119,694	￦	18,833	￦	65,897	￦	3,809
KT Linkus Co., Ltd.		58,372		54,022		84,519		(3,212)
KT Submarine Co., Ltd.		116,813		14,032		110,201		1,197
KT Telecop Co., Ltd.		318,456		193,737		392,489		212
KT Hitel Co., Ltd.		288,949		92,599		350,231		2,080
KT Service Bukbu Co., Ltd.		60,825		56,554		217,451		(871)
KT Service Nambu Co., Ltd.		58,182		51,460		264,776		(456)
BC Card Co., Ltd. 1		3,084,398		1,778,751		3,387,640		39,455
H&C Network 1		269,651		61,365		322,690		2,413
Nasmedia Co., Ltd. 1		422,039		221,371		113,136		23,134
KTDS Co., Ltd. 1		183,297		133,129		499,990		10,635
KT M Hows Co., Ltd.		104,704		76,315		44,860		6,935
KT M&S Co., Ltd.		231,260		197,306		661,533		(485)
GENIE Music Corporation (KT Music Corporation)		250,538		88,488		247,237		9,472
KT MOS Bukbu Co., Ltd.		32,167		26,070		67,975		1,473
KT MOS Nambu Co., Ltd.		33,765		24,947		71,259		1,639
KT Skylife Co., Ltd. 1		919,476		175,039		706,631		58,190
KT Estate Inc. 1		1,689,601		325,429		365,335		14,370
KTGDH Co., Ltd. (KTSB Data Service)		11,003		1,669		4,282		538
KT Sat Co., Ltd.		630,740		92,791		173,693		14,753
KT Sports Co., Ltd.		26,572		14,940		46,608		(2,516)
KT Music Contents Fund No.1		4,844		1,525		243		84
KT Music Contents Fund No.2		15,021		285		169		(116)
KT-Michigan Global Contents Fund		10,382		175		111		(1,420)
Autopion Co., Ltd.		4,903		4,961		6,174		(2,459)
KT M Mobile Co., Ltd.		129,011		27,281		163,472		(3,617)
KT Investment Co., Ltd. 1		115,627		93,695		47,801		4,680
KTCS Corporation 1		384,919		215,175		933,006		11,323
KTIS Corporation		294,289		126,894		454,172		7,387
Next Connect PFV		394,268		37,271		26		(7,101)
Korea Telecom Japan Co., Ltd. 1		2,694		2,622		1,853		1
Korea Telecom China Co., Ltd.		381		21		618		(492)
KT Dutch B.V. 1		29,585		10,109		26,782		6,061
Korea Telecom America, Inc.		4,498		125		6,808		712
KT Rwanda Networks Ltd. 2		114,768		191,781		17,870		(34,610)
KT Belgium		87,608		—		(81)		(81)
KBTO sp.z o.o.		438		117		490		(2,823)
AOS Ltd. 2		11,812		3,875		5,719		296
KT Hong Kong Telecommunications Co., Ltd.		6,159		2,800		16,386		1,308
KT Huimangjieum		3,720		2,787		5,239		(13)
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Co.		5,703		1,165		333		83
Storywiz Co., Ltd		21,594		10,065		19,209		(1,954)
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)		138,220		102,963		346,040		(8,461)

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	At the end of the reporting period, convertible preferred stock issued by subsidiaries is included in liabilities.